Finance Income And Costs - Finance Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income And Costs - Finance Income Table
Finance income from short term deposits	$ 237	$ 209	$ 748
Finance income from loan to parent (Note 20)	4,222	8,277	3,520
Other finance income	168	161	311
Total finance income	$ 4,627	$ 8,647	$ 4,579